Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities.
Schedule of accrued liabilities

	June 30, 2015	December 31, 2014
	(in thousands)
Accrued oil and gas capital expenditures	$54,674	$76,398
Accrued revenue and royalty distributions	44,411	51,292
Accrued lease operating and workover expense	17,250	10,113
Accrued interest	23,567	21,521
Accrued taxes	4,427	4,226
Other	10,892	20,281

Accrued liabilities	$155,221	$183,831

	At December 31
	2014	2013
	(in thousands)
Accrued oil and gas capital expenditures	$76,398	$87,202
Accrued revenue and royalty distributions	51,292	64,370
Accrued lease operating and workover expense	10,113	8,279
Accrued interest	21,521	21,341
Accrued taxes	4,226	4,386
Other	20,281	18,803

Accrued liabilities	$183,831	$204,381